Fair value measurement	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Fair value measurement
Note 3.    Fair value measurement
Fair value of financial instruments

	Carrying value
$ millions, as at April 30, 2020	Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
Financial assets
Cash and deposits with banks	$54,376	$1,095	$–	$–	$55,471	$55,471	$–
Securities	26,140	57,053	494	50,119	133,806	134,240	434
Cash collateral on securities borrowed	5,732	–	–	–	5,732	5,732	–
Securities purchased under resale agreements	60,134	5,840	–	–	65,974	65,974	–
Loans
Residential mortgages	212,923	41	–	–	212,964	215,596	2,632
Personal	41,559	–	–	–	41,559	41,631	72
Credit card	10,582	–	–	–	10,582	10,582	–
Business and government	123,377	23,104	–	–	146,481	146,767	286
Derivative instruments	–	40,319	–	–	40,319	40,319	–
Customers’ liability under acceptances	8,993	–	–	–	8,993	8,993	–
Other assets	18,124	–	–	–	18,124	18,124	–
Financial liabilities
Deposits
Personal	$192,318	$–	$1,762	$–	$194,080	$194,272	$192
Business and government	281,855	–	8,945	–	290,800	291,237	437
Bank	17,497	–	–	–	17,497	17,497	–
Secured borrowings	41,056	–	355	–	41,411	41,715	304
Derivative instruments	–	41,188	–	–	41,188	41,188	–
Acceptances	9,051	–	–	–	9,051	9,051	–
Obligations related to securities sold short	–	14,939	–	–	14,939	14,939	–
Cash collateral on securities lent	1,572	–	–	–	1,572	1,572	–
Obligations related to securities sold under repurchase agreements (1)	61,536	–	18,241	–	79,777	79,777	–
Other liabilities	17,818	114	5	–	17,937	17,937	–
Subordinated indebtedness	4,818	–	–	–	4,818	4,985	167

	Carrying value
$ millions, as at October 31, 2019	Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
Financial assets
Cash and deposits with banks	$16,720	$639	$–	$–	$17,359	$17,359	$–
Securities	20,115	53,984	413	46,798	121,310	121,453	143
Cash collateral on securities borrowed	3,664	–	–	–	3,664	3,664	–
Securities purchased under resale agreements	50,913	5,198	–	–	56,111	56,111	–
Loans
Residential mortgages	208,381	60	–	–	208,441	208,693	252
Personal	43,098	–	–	–	43,098	43,120	22
Credit card	12,335	–	–	–	12,335	12,335	–
Business and government	103,885	21,182	–	–	125,067	125,160	93
Derivative instruments	–	23,895	–	–	23,895	23,895	–
Customers’ liability under acceptances	9,167	–	–	–	9,167	9,167	–
Other assets	13,829	–	–	–	13,829	13,829	–
Financial liabilities
Deposits
Personal	$176,340	$–	$1,751	$–	$178,091	$178,046	$(45)
Business and government	248,367	–	9,135	–	257,502	257,872	370
Bank	11,224	–	–	–	11,224	11,224	–
Secured borrowings	38,680	–	215	–	38,895	39,223	328
Derivative instruments	–	25,113	–	–	25,113	25,113	–
Acceptances	9,188	–	–	–	9,188	9,188	–
Obligations related to securities sold short	–	15,635	–	–	15,635	15,635	–
Cash collateral on securities lent	1,822	–	–	–	1,822	1,822	–
Obligations related to securities sold under repurchase agreements	51,801	–	–	–	51,801	51,801	–
Other liabilities	14,066	114	12	–	14,192	14,192	–
Subordinated indebtedness	4,684	–	–	–	4,684	4,925	241
(1)	Includes obligations related to securities sold under repurchase agreement s supported by bearer deposit notes that are pledged as collateral under the Bank of Canada Term Repo Facility.

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2020 Apr. 30	2019 Oct. 31	2020 Apr. 30	2019 Oct. 31	2020 Apr. 30	2019 Oct. 31	2020 Apr. 30	2019 Oct. 31
Financial assets
Deposits with banks	$–	$–	$1,095	$639	$–	$–	$1,095	$639
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	4,000	2,372	21,426 (1)	19,306 (1)	–	–	25,426	21,678
Corporate equity	26,020	25,852	157	684	7	7	26,184	26,543
Corporate debt	–	–	3,273	3,760	25	23	3,298	3,783
Mortgage- and asset-backed	–	–	2,361 (2)	2,220 (2)	278	173	2,639	2,393
	30,020	28,224	27,217	25,970	310	203	57,547	54,397

Loans mandatorily measured at FVTPL
Business and government	–	–	22,186	20,351	918	831	23,104	21,182
Residential mortgages	–	–	41	60	–	–	41	60
	–	–	22,227	20,411	918	831	23,145	21,242

Debt securities measured at FVOCI
Government issued or guaranteed	4,506	2,369	36,041	35,460	–	–	40,547	37,829
Corporate debt	–	–	5,975	5,621	18	–	5,993	5,621
Mortgage- and asset-backed	–	–	2,972	2,746	–	–	2,972	2,746
	4,506	2,369	44,988	43,827	18	–	49,512	46,196

Equity securities designated at FVOCI
Corporate equity	45	45	319	266	243	291	607	602
	45	45	319	266	243	291	607	602

Securities purchased under resale agreements measured at FVTPL	–	–	5,840	5,198	–	–	5,840	5,198
Derivative instruments
Interest rate	14	4	14,408	9,086	76	56	14,498	9,146
Foreign exchange	–	–	17,043	8,939	–	–	17,043	8,939
Credit	–	–	6	1	105	104	111	105
Equity	2,433	2,383	2,669	1,111	221	252	5,323	3,746
Precious metal	–	–	552	356	–	–	552	356
Other commodity	1,013	383	1,779	1,220	–	–	2,792	1,603
	3,460	2,770	36,457	20,713	402	412	40,319	23,895
Total financial assets	$38,031	$33,408	$138,143	$117,024	$1,891	$1,737	$178,065	$152,169
Financial liabilities
Deposits and other liabilities (3)	$–	$–	$(11,338)	$(10,626)	$157	$(601)	$(11,181)	$(11,227)
Obligations related to securities sold short	(6,929)	(7,258)	(8,010)	(8,377)	–	–	(14,939)	(15,635)
Obligations related to securities sold under repurchase agreements	–	–	(18,241)	–	–	–	(18,241)	–

Derivative instruments
Interest rate	(2)	–	(11,509)	(8,322)	–	(1)	(11,511)	(8,323)
Foreign exchange	–	–	(17,689)	(10,291)	–	–	(17,689)	(10,291)
Credit	–	–	(4)	(19)	(113)	(112)	(117)	(131)
Equity	(3,321)	(1,824)	(3,483)	(2,407)	(111)	(155)	(6,915)	(4,386)
Precious metal	–	–	(673)	(212)	–	–	(673)	(212)
Other commodity	(674)	(300)	(3,609)	(1,470)	–	–	(4,283)	(1,770)
	(3,997)	(2,124)	(36,967)	(22,721)	(224)	(268)	(41,188)	(25,113)
Total financial liabilities	$(10,926)	$(9,382)	$(74,556)	$(41,724)	$(67)	$(869)	$(85,549)	$(51,975)
(1)	Includes $61 million related to securities designated at FVTPL (October 31, 2019: $56 million).
(2)	Includes $433 million related to asset-backed securities designated at FVTPL (October 31, 2019: $357 million).
(3)
Comprises deposits designated at FVTPL of $11,641 million (October 31, 2019: $10,458 million), net bifurcated embedded derivative assets of $579 million (net bifurcated embedded derivative liabilities of $643 million as at October 31, 2019), other liabilities designated at FVTPL of $5 million (October 31, 2019: $12 million), and other financial liabilities measured at fair value of $114 million (October 31, 2019: $114 million).

To determine the fair value of financial instruments under the current market conditions, we increased the use of proxy market indices for our private equity limited partnerships and used alternative valuation approaches, including a discounted cash flow model using comparable market observable credit spreads for certain FVTPL and FVO securities. There were no resulting transfers between the fair value levels. Application of the proxy market index approach to the valuation of our Level 3 private equity limited partnerships classified at FVOCI resulted in a reduction in fair value of $30 million, recognized through OCI. This represents the impact of adjusting one or more of the non-observable inputs within a reasonably possible range on the fair value of our private equity limited partnership investments. Except as noted, there were no other significant changes in the non-observable
inputs used in measuring our Level 3 financial assets and liabilities, and the impact of adjusting one or more of the non-observable inputs within a reasonably possible range on the fair value of our Level 3 financial assets and liabilities as at April 30, 2020 also did not change significantly from the impact disclosed in our
2019 Annual Report.
Consistent with prior quarters, transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. During the quarter ended April 30, 2020, we transferred $2,017 million of securities mandatorily measured at FVTPL and $1,248 million of securities sold short from Level 1 to Level 2 due to changes in observability in the inputs used to value these securities (for the quarter ended January 31, 2020, $359 million of securities mandatorily measured at FVTPL from Level 2 to Level 1 and $351 million from Level 1 to Level 2, and $1,737 million of securities sold short from Level 1 to Level 2; for the quarter ended April 30, 2019, $411 million of securities mandatorily measured at FVTPL from Level 1 to Level 2 and $844 million of securities sold short from Level 1 to Level 2). In addition, transfers between Level 2 and Level 3 were made during the quarters ended April 30, 2020, January 31, 2020, and April 30, 2019, primarily due to changes in the observability of certain market volatility inputs that were used in measuring the fair value of our embedded derivatives, and reduced observability in the credit spread used to value a corporate debt security, as noted in the following table.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)		Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized (2)(3)				Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2020
Securities mandatorily measured at FVTPL
Corporate equity	$14	$–	$(7)	$–	$–	$–	$–	$–	$7
Corporate debt	23	–	2	–	–	–	–	–	25
Mortgage- and asset-backed	160	–	–	–	–	–	118	–	278
Loans mandatorily measured at FVTPL
Business and government	506	–	–	17	–	–	574	(179)	918
Debt securities measured at FVOCI
Corporate debt	23	–	–	(6)	–	–	1	–	18
Equity securities designated at FVOCI
Corporate equity	283	–	–	(44)	–	–	10	(6)	243
Derivative instruments
Interest rate	47	–	21	–	–	–	–	8	76
Credit	104	(4)	5	–	–	–	–	–	105
Equity	266	–	(36)	–	–	–	1	(10)	221
Total assets	$1,426	$(4)	$(15)	$(33)	$–	$–	$704	$(187)	$1,891
Deposits and other liabilities (5)	$(647)	$–	$679	$–	$(6)	$29	$53	$49	$157
Derivative instruments
Interest rate	–	–	–	–	–	–	–	–	–
Credit	(112)	4	(5)	–	–	–	–	–	(113)
Equity	(121)	–	34	–	–	–	(29)	5	(111)
Total liabilities	$(880)	$4	$708	$–	$(6)	$29	$24	$54	$(67)
Jan. 31, 2020
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$–	$–	$7	$–	$–	$–	$14
Corporate debt	23	–	–	–	–	–	–	–	23
Mortgage- and asset-backed	173	–	–	–	–	–	–	(13)	160
Loans mandatorily measured at FVTPL
Business and government	831	–	–	4	–	–	–	(329)	506
Debt securities measured at FVOCI
Corporate debt	–	–	–	3	20	–	–	–	23
Equity securities designated at FVOCI
Corporate equity	291	–	–	49	(7)	–	10	(60)	283
Derivative instruments
Interest rate	56	–	3	–	–	–	1	(13)	47
Credit	104	(1)	1	–	–	–	–	–	104
Equity	252	–	12	–	–	–	44	(42)	266
Total assets	$1,737	$(1)	$16	$56	$20	$–	$55	$(457)	$1,426
Deposits and other liabilities (5)	$(601)	$–	$(52)	$–	$(37)	$31	$(102)	$114	$(647)
Derivative instruments
Interest rate	(1)	–	(2)	–	–	–	–	3	–
Credit	(112)	1	(1)	–	–	–	–	–	(112)
Equity	(155)	–	21	–	–	–	(10)	23	(121)
Total liabilities	$(869)	$1	$(34)	$–	$(37)	$31	$(112)	$140	$(880)
Apr. 30, 2019
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$–	$–	$–	$–	$–	$–	$7
Corporate debt	24	–	–	–	–	–	–	–	24
Mortgage- and asset-backed	239	–	1	–	–	–	74	(68)	246
Loans mandatorily measured at FVTPL
Business and government	793	–	1	15	–	–	316	(191)	934
Equity securities designated at FVOCI
Corporate equity	281	–	–	(4)	–	–	27	(8)	296
Derivative instruments
Interest rate	–	–	24	–	–	–	1	–	25
Credit	112	(1)	3	–	–	–	–	–	114
Equity	264	–	25	–	–	(17)	5	(4)	273
Total assets	$1,720	$(1)	$54	$11	$–	$(17)	$423	$(271)	$1,919
Deposits and other liabilities (5)	$(461)	$–	$(111)	$–	$(2)	$15	$(67)	$33	$(593)
Derivative instruments
Interest rate	(24)	–	7	–	–	–	–	–	(17)
Credit	(128)	1	(3)	–	–	–	–	6	(124)
Equity	(141)	–	(53)	–	–	53	(31)	5	(167)
Total liabilities	$(754)	$1	$(160)	$–	$(2)	$68	$(98)	$44	$(901)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $146 million (January 31, 2020: $135 million; April 30, 2019: $118 million) and net bifurcated embedded derivative assets of $303 million (net bifurcated embedded derivative liabilities of $512 million as at January 31, 2020 and $475 million as at April 30, 2019).

		Net gains (losses) included in income (1)		Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3
$ millions, for the six months ended	Opening balance	Realized (2)	Unrealized (2)(3)				Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2020
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$(7)	$–	$7	$–	$–	$–	$7
Corporate debt	23	–	2	–	–	–	–	–	25
Mortgage- and asset-backed	173	–	–	–	–	–	118	(13)	278
Loans mandatorily measured at FVTPL
Business and government	831	–	–	21	–	–	574	(508)	918
Debt securities measured at FVOCI
Corporate debt	–	–	–	(3)	20	–	1	–	18
Equity securities designated at FVOCI
Corporate equity	291	–	–	5	–	–	20	(73)	243
Derivative instruments
Interest rate	56	–	24	–	–	–	1	(5)	76
Credit	104	(5)	6	–	–	–	–	–	105
Equity	252	–	(24)	–	–	–	45	(52)	221
Total assets	$1,737	$(5)	$1	$23	$27	$–	$759	$(651)	$1,891
Deposits and other liabilities (5)	$(601)	$–	$627	$–	$(43)	$60	$(49)	$163	$157
Derivative instruments
Interest rate	(1)	–	(2)	–	–	–	–	3	–
Credit	(112)	5	(6)	–	–	–	–	–	(113)
Equity	(155)	–	55	–	–	–	(39)	28	(111)
Total liabilities	$(869)	$5	$674	$–	$(43)	$60	$(88)	$194	$(67)
Apr. 30, 2019
Securities mandatorily measured at FVTPL
Corporate equity	$6	$–	$1	$–	$–	$–	$–	$–	$7
Corporate debt	26	–	(2)	–	–	–	–	–	24
Mortgage- and asset-backed	319	–	1	–	–	–	74	(148)	246
Loans mandatorily measured at FVTPL
Business and government	482	–	–	15	–	–	822	(385)	934
Equity securities designated at FVOCI
Corporate equity	285	–	–	1	–	–	39	(29)	296
Derivative instruments
Interest rate	–	–	24	–	–	–	1	–	25
Credit	115	(2)	1	–	–	–	–	–	114
Equity	107	–	39	–	–	(17)	151	(7)	273
Total assets	$1,340	$(2)	$64	$16	$–	$(17)	$1,087	$(569)	$1,919
Deposits and other liabilities (5)	$(423)	$–	$(117)	$–	$(21)	$34	$(112)	$46	$(593)
Derivative instruments
Interest rate	(109)	–	109	–	–	–	–	(17)	(17)
Credit	(131)	2	(1)	–	–	–	–	6	(124)
Equity	(119)	–	(75)	–	–	53	(53)	27	(167)
Total liabilities	$(782)	$2	$(84)	$–	$(21)	$87	$(165)	$62	$(901)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $146 million (April 30, 2019: $118 million) and net bifurcated embedded derivative assets of $303 million (net bifurcated embedded derivative liabilities of $475 million as at April 30, 2019).

Financial instruments designated at FVTPL (fair value option)
A net gain of $36 million, net of hedges for the three months ended April 30, 2020 (a net gain of $6 million and $4 million for the three months ended January 31, 2020 and April 30, 2019, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities. A net gain of $42 million, net of hedges for the six months ended April 30, 2020 was recognized for FVO assets and FVO liabilities (a net gain of $7 million for the six months ended April 30, 2019).
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.